UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 96.5%
Australia - 4.3%
13,069	ARB Corp., Ltd.	$181,003
27,982	Elders, Ltd.	143,408
85,500	Greencross, Ltd.	262,047
105,339	IDP Education, Ltd.	785,048
211,830	Metals X, Ltd. (a)	90,342
16,485	SmartGroup Corp., Ltd.	141,922
66,590	The Star Entertainment Group, Ltd.	249,818
91,660	Western Areas, Ltd.	176,242
		2,029,830
Austria - 3.1%
16,314	FACC AG	372,009
5,722	Oesterreichische Post AG	239,300
16,441	Palfinger AG	549,758
2,700	Schoeller-Bleckmann Oilfield Equipment AG	296,085
		1,457,152
Belgium - 0.9%
5,100	Akka Technologies	369,493
1,459	D'ieteren SA/NV	64,235
		433,728
Brazil - 0.2%
50,880	Duratex SA	113,639
Canada - 3.9%
66,010	Cardinal Energy, Ltd.	272,391
9,630	CI Financial Corp.	152,914
14,200	Intertape Polymer Group, Inc.	210,749
24,100	Martinrea International, Inc.	246,103
73,870	TORC Oil & Gas, Ltd.	378,029
167,300	Trevali Mining Corp. (a)	94,553
92,570	Western Forest Products, Inc.	151,219
59,110	Whitecap Resources, Inc.	358,783
		1,864,741
China - 1.8%
579,420	China BlueChemical, Ltd., Class H	234,630
172,000	China Communications Services Corp., Ltd.	158,414
50,000	China Shineway Pharmaceutical Group, Ltd.	68,341
536,000	Goodbaby International Holdings, Ltd.	214,308
151,500	Sinopec Engineering Group Co., Ltd.	173,014
		848,707
Cyprus - 0.6%
89,500	Atalaya Mining PLC (a)	300,968
Denmark - 2.5%
4,690	Jyske Bank A/S	227,165
2,283	Rockwool International A/S, Class B	977,479
		1,204,644
Faroe Islands - 1.0%
8,119	Bakkafrost P/F	495,195
Finland - 0.3%
9,000	Ferratum OYJ	156,742
France - 2.8%
8,100	Albioma SA	185,269
9,910	Elis SA	233,342
3,000	ESI Group (a)	129,399
15,000	FIGEAC-AERO (a)	256,360
6,500	Kaufman & Broad SA	304,892
3,200	LNA Sante SA	198,400
		1,307,662
Shares	Security Description	Value
Germany - 6.6%
11,428	CANCOM SE	$516,410
28,043	Deutz AG	249,730
10,000	FinTech Group AG (a)	348,315
4,050	Gerresheimer AG	342,089
12,362	Hamburger Hafen und Logistik AG	290,503
10,692	Jenoptik AG	394,019
1,933	Nemetschek SE	282,783
5,775	Siltronic AG	707,049
		3,130,898
Guernsey - 0.6%
64,000	SafeCharge International Group, Ltd.	273,610
Hong Kong - 2.5%
20,030	ASM Pacific Technology, Ltd.	203,924
86,500	Health and Happiness H&H International Holdings, Ltd. (a)	519,330
51,500	HKBN, Ltd.	88,286
198,600	SJM Holdings, Ltd.	183,674
25,500	SmarTone Telecommunications Holdings, Ltd.	33,942
1,185,770	Tongda Group Holdings, Ltd.	174,192
		1,203,348
Indonesia - 0.3%
177,900	Semen Indonesia Persero Tbk PT	118,489
Ireland - 1.2%
86,670	C&C Group PLC	333,079
141,000	Hibernia REIT PLC	232,466
		565,545
Israel - 0.3%
857	Delek Group, Ltd.	144,663
Italy - 1.2%
1,170	Biesse SpA	41,622
104,990	Cairo Communication SpA	379,105
15,770	Zignago Vetro SpA	156,549
		577,276
Japan - 26.8%
15,200	ADEKA Corp.	260,870
42,400	Aeon Mall Co., Ltd.	728,435
13,450	Alps Electric Co., Ltd.	341,636
900	Arakawa Chemical Industries, Ltd.	15,272
18,200	Asahi Intecc Co., Ltd.	794,508
11,220	Credit Saison Co., Ltd.	182,984
6,640	DIC Corp.	239,021
4,900	Digital Arts, Inc.	230,294
7,110	Dip Corp.	172,087
33,900	eRex Co., Ltd.	312,088
5,740	FCC Co., Ltd.	172,523
11,555	Fumakilla, Ltd.	160,684
3,700	Hirata Corp.	266,379
26,500	Infomart Corp.	345,186
19,500	Internet Initiative Japan, Inc.	395,595
3,500	Ito En, Ltd.	155,254
19,300	Kewpie Corp.	446,743
6,100	Lasertec Corp.	203,208
12,938	Makino Milling Machine Co., Ltd.	552,273
17,910	Marui Group Co., Ltd.	441,996
8,600	Milbon Co., Ltd.	394,350
28,820	Nakano Corp.	177,303
7,100	Nihon Chouzai Co., Ltd.	223,086
1,700	Nihon Eslead Corp.	23,865
5,000	Nippo Corp.	91,753
9,900	Nippon Ceramic Co., Ltd.	263,576
3,400	Nippon Shinyaku Co., Ltd.	222,936

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Shares	Security Description	Value
Japan - 26.8% (continued)
48,030	North Pacific Bank, Ltd.	$162,749
56,400	NTN Corp.	230,822
3,000	Onoken Co., Ltd.	48,134
13,900	Optex Group Co., Ltd.	275,015
11,200	Poletowin Pitcrew Holdings, Inc.	298,187
14,300	Rohto Pharmaceutical Co., Ltd.	502,174
8,910	Sanwa Holdings Corp.	106,101
26,300	Seikitokyu Kogyo Co., Ltd.	163,652
15,230	Shinnihon Corp.	165,946
25,800	Sumitomo Forestry Co., Ltd.	448,469
20,100	Sun Frontier Fudousan Co., Ltd.	229,977
4,000	Sun-Wa Technos Corp.	49,217
6,100	Taiyo Holdings Co., Ltd.	235,421
7,700	Takaoka Toko Co., Ltd.	121,443
35,320	The Chiba Bank, Ltd.	241,228
2,800	The Miyazaki Bank, Ltd.	82,063
5,000	United Arrows, Ltd.	212,991
4,400	U-Shin, Ltd. (a)	30,128
1,600	V Technology Co., Ltd.	239,958
27,700	Yonex Co., Ltd.	186,991
6,300	Yuasa Trading Co., Ltd.	226,228
42,400	Yumeshin Holdings Co., Ltd.	424,298
14,300	Zojirushi Corp.	202,254
		12,697,351
Luxembourg - 0.4%
5,746	Ternium SA, ADR	174,046
Malaysia - 0.6%
224,540	Genting Malaysia Bhd	270,739
Mexico - 2.9%
159,140	Fibra Uno Administracion SA de CV REIT	210,469
95,401	Grupo Aeroportuario del Centro Norte SAB de CV	681,836
20,900	Grupo Comercial Chedraui SA de CV	46,716
48,376	Megacable Holdings SAB de CV	249,480
132,840	PLA Administradora Industrial S de RL de CV REIT	204,009
		1,392,510
Netherlands - 2.3%
12,297	Intertrust NV (b)	227,725
87,611	TomTom NV (a)	717,742
10,000	Wessanen	122,259
		1,067,726
New Zealand - 0.6%
104,158	Vista Group International, Ltd.	267,189
Norway - 3.1%
24,500	Hoegh LNG Holdings, Ltd.	136,517
10,071	Norway Royal Salmon ASA	243,028
22,000	Otello Corp. ASA (a)	47,953
24,997	TGS NOPEC Geophysical Co. ASA	1,018,769
		1,446,267
Philippines - 0.5%
3,920,500	Filinvest Land, Inc.	103,763
104,410	Metropolitan Bank & Trust Co.	129,474
		233,237
Portugal - 0.4%
32,080	NOS SGPS SA	192,192
Singapore - 1.6%
60,300	Venture Corp., Ltd.	777,652
Shares	Security Description	Value
South Africa - 0.7%
80,000	Life Healthcare Group Holdings, Ltd.	$138,941
30,550	Truworths International, Ltd.	180,389
		319,330
South Korea - 2.8%
1,860	Binggrae Co., Ltd.	126,431
1,386	Cosmax, Inc.	196,170
23,660	DGB Financial Group, Inc.	216,497
2,451	F&F Co., Ltd.	186,269
2,624	Fila Korea, Ltd.	106,214
12,977	Posco Daewoo Corp.	245,092
1,160	SK Materials Co., Ltd.	190,850
8,504	Woongjin Thinkbig Co., Ltd.	36,262
		1,303,785
Spain - 0.5%
155,010	Unicaja Banco SA (b)	252,864
Sweden - 5.6%
6,600	BioGaia AB	331,582
11,600	Bulten AB	139,919
30,000	Humana AB	192,407
27,660	Husqvarna AB	235,599
22,540	Nobina AB (b)	161,301
7,304	Nolato AB	450,367
268,000	Opus Group AB	192,992
26,637	Swedish Orphan Biovitrum AB (a)	779,263
5,000	Troax Group AB	161,746
		2,645,176
Switzerland - 1.3%
1,388	Kardex AG (a)	235,623
3,130	Valiant Holding AG	354,653
		590,276
Taiwan - 1.4%
32,020	Advantech Co., Ltd.	238,580
66,280	FLEXium Interconnect, Inc.	187,988
238,320	King's Town Bank Co., Ltd.	239,623
		666,191
United Kingdom - 10.9%
78,000	Biffa PLC (b)	256,196
320,823	boohoo.com plc (a)	979,333
56,300	Halfords Group PLC	232,179
43,590	Howden Joinery Group PLC	266,407
129,097	JD Sports Fashion PLC	772,505
79,760	McCarthy & Stone PLC (b)	139,513
55,850	Merlin Entertainments PLC (b)	291,471
45,000	Polypipe Group plc	208,922
49,352	Safestore Holdings PLC REIT	335,135
3,000	Stallergenes Greer PLC (a)	107,107
11,580	Travis Perkins PLC	160,820
37,058	Tyman PLC	169,055
78,000	Urban & Civic PLC	309,062
35,067	WH Smith PLC	942,465
		5,170,170
Total Common Stock (Cost $44,111,210)		45,693,538
Money Market Fund - 2.5%
1,195,990	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.98% (c)
	(Cost $1,195,990)	1,195,990
Investments, at value - 99.0% (Cost $45,307,200)		$46,889,528
Other Assets & Liabilities, Net - 1.0%		453,338
Net Assets - 100.0%		$47,342,866

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,329,070 or 2.8% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$2,029,830	$–	$–	$2,029,830
Austria	1,457,152	–	–	1,457,152
Belgium	433,728	–	–	433,728
Brazil	113,639	–	–	113,639
Canada	1,864,741	–	–	1,864,741
China	848,707	–	–	848,707
Cyprus	300,968	–	–	300,968
Denmark	1,204,644	–	–	1,204,644
Faroe Islands	495,195	–	–	495,195
Finland	156,742	–	–	156,742
France	1,307,662	–	–	1,307,662
Germany	3,130,898	–	–	3,130,898
Guernsey	273,610	–	–	273,610
Hong Kong	1,203,348	–	–	1,203,348
Indonesia	118,489	–	–	118,489
Ireland	565,545	–	–	565,545
Israel	144,663	–	–	144,663
Italy	577,276	–	–	577,276
Japan	12,697,351	–	–	12,697,351
Luxembourg	174,046	–	–	174,046
Malaysia	270,739	–	–	270,739
Mexico	1,392,510	–	–	1,392,510
Netherlands	1,067,726	–	–	1,067,726
New Zealand	267,189	–	–	267,189
Norway	1,446,267	–	–	1,446,267
Philippines	233,237	–	–	233,237
Portugal	192,192	–	–	192,192
Singapore	777,652	–	–	777,652
South Africa	319,330	–	–	319,330
South Korea	1,303,785	–	–	1,303,785
Spain	252,864	–	–	252,864
Sweden	2,645,176	–	–	2,645,176
Switzerland	590,276	–	–	590,276
Taiwan	666,191	–	–	666,191
United Kingdom	5,170,170	–	–	5,170,170
Money Market Fund	–	1,195,990	–	1,195,990
Investments at Value	$45,693,538	$1,195,990	$–	$46,889,528

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 98.1%
Consumer Discretionary - 9.2%
6,100	America's Car-Mart, Inc. (a)	$477,020
56,548	Aspen Group, Inc. (a)	384,526
6,900	BJ's Restaurants, Inc.	498,180
24,100	Care.com, Inc. (a)	532,851
26,332	Carriage Services, Inc.	567,455
19,460	Chuy's Holdings, Inc. (a)	510,825
16,778	Conn's, Inc. (a)	593,102
21,880	CRA International, Inc.	1,098,814
20,800	Crocs, Inc. (a)	442,832
35,300	J. Jill, Inc. (a)	218,154
17,100	K12, Inc. (a)	302,670
9,500	Monarch Casino & Resort, Inc. (a)	431,775
19,600	Points International, Ltd. (a)	275,184
14,400	Stoneridge, Inc. (a)	427,968
130,642	TravelCenters of America, LLC (a)	744,659
20,000	Vera Bradley, Inc. (a)	305,200
10,382	Winmark Corp.	1,723,412
7,700	Winnebago Industries, Inc.	255,255
16,500	Zumiez, Inc. (a)	434,775
		10,224,657
Consumer Staples - 1.2%
21,360	Craft Brew Alliance, Inc. (a)	349,236
2,400	Medifast, Inc.	531,720
6,600	Seneca Foods Corp., Class A (a)	222,420
11,543	United-Guardian, Inc.	186,419
		1,289,795
Energy - 6.8%
115,400	Abraxas Petroleum Corp. (a)	268,882
7,838	CONSOL Energy, Inc. (a)	319,869
36,970	Dawson Geophysical Co. (a)	228,844
96,318	Midstates Petroleum Co., Inc. (a)	858,193
58,107	Natural Gas Services Group, Inc. (a)	1,226,058
57,323	Newpark Resources, Inc. (a)	593,293
18,800	North American Construction Group, Ltd.	184,240
80,400	Northern Oil and Gas, Inc. (a)	321,600
74,180	Par Pacific Holdings, Inc. (a)	1,513,272
91,970	Rosehill Resources, Inc. (a)	561,017
33,200	SunCoke Energy, Inc. (a)	385,784
28,174	Unit Corp. (a)	734,215
46,900	W&T Offshore, Inc. (a)	452,116
		7,647,383
Financial Services - 20.1%
34,900	Arbor Realty Trust, Inc. REIT	400,652
58,770	B. Riley Financial, Inc.	1,331,140
21,526	Braemar Hotels & Resorts, Inc. REIT	253,361
30,950	Bryn Mawr Bank Corp.	1,451,555
5,200	Carolina Financial Corp.	196,144
16,800	CatchMark Timber Trust, Inc., Class A REIT	192,024
14,800	Central Valley Community Bancorp	319,828
25,100	Crawford & Co., Class B	231,171
3,062	Diamond Hill Investment Group, Inc. (a)	506,424
74,900	Donnelley Financial Solutions, Inc. (a)	1,342,208
15,100	Enterprise Financial Services Corp.	801,055
22,700	EZCORP, Inc., Class A (a)	242,890
8,000	Federal Agricultural Mortgage Corp., Class C	577,440
22,714	FedNat Holding Co.	578,753
15,700	Financial Institutions, Inc.	492,980
23,400	First Defiance Financial Corp.	704,574
14,000	First Internet Bancorp	426,300
14,800	Flushing Financial Corp.	361,120
Shares	Security Description	Value
Financial Services - 20.1% (continued)
50,479	Fortress Transportation & Infrastructure Investors, LLC	$917,708
8,700	FS Bancorp, Inc.	484,764
34,090	Global Self Storage, Inc. REIT	142,837
40,282	Great Elm Capital Corp.	390,735
12,743	Health Insurance Innovations, Inc., Class A (a)	785,606
25,350	Horizon Bancorp	500,663
21,000	Independent Bank Corp.	496,650
12,900	Investment Technology Group, Inc.	279,414
10,190	Meta Financial Group, Inc.	842,204
13,039	Midland States Bancorp, Inc.	418,552
26,313	NMI Holdings, Inc., Class A (a)	595,989
40,920	Northrim BanCorp, Inc.	1,700,226
37,800	OFG Bancorp	610,470
10,600	Old Line Bancshares, Inc.	335,384
18,000	Peapack Gladstone Financial Corp.	556,020
16,287	Premier Financial Bancorp, Inc.	301,147
59,540	Pzena Investment Management, Inc., Class A	568,012
61,900	Syncora Holdings, Ltd. (a)	237,696
60,719	Tier REIT, Inc.	1,463,328
14,550	TriState Capital Holdings, Inc. (a)	401,580
		22,438,604
Health Care - 19.9%
13,938	Aclaris Therapeutics, Inc. (a)	202,380
4,100	Addus HomeCare Corp. (a)	287,615
28,000	Adverum Biotechnologies, Inc. (a)	169,400
21,160	Aldeyra Therapeutics, Inc. (a)	292,008
33,401	AMAG Pharmaceuticals, Inc. (a)	668,020
12,800	AngioDynamics, Inc. (a)	278,272
152,552	Antares Pharma, Inc. (a)	512,575
56,448	Apollo Endosurgery, Inc. (a)	404,732
42,000	Applied Genetic Technologies Corp. (a)	306,600
34,300	Ardelyx, Inc. (a)	149,205
20,600	Arrowhead Pharmaceuticals, Inc. (a)	394,902
41,910	AtriCure, Inc. (a)	1,468,107
35,000	BioCryst Pharmaceuticals, Inc. (a)	267,050
4,200	BioSpecifics Technologies Corp. (a)	245,658
22,921	BioTelemetry, Inc. (a)	1,477,259
23,300	Calithera Biosciences, Inc. (a)	122,325
16,996	Cardiovascular Systems, Inc. (a)	665,223
52,417	Castlight Health, Inc., Class B (a)	141,526
12,500	Champions Oncology, Inc. (a)	218,375
21,600	ChemoCentryx, Inc. (a)	273,024
22,943	Clearside Biomedical, Inc. (a)	141,100
13,400	Concert Pharmaceuticals, Inc. (a)	198,856
14,725	Dynavax Technologies Corp. (a)	182,590
16,375	Electromed, Inc. (a)	106,438
47,200	Enzo Biochem, Inc. (a)	194,464
70,100	Harvard Bioscience, Inc. (a)	368,025
4,400	IntriCon Corp. (a)	247,280
15,917	K2M Group Holdings, Inc. (a)	435,648
64,500	MEI Pharma, Inc. (a)	277,995
39,500	Melinta Therapeutics, Inc. (a)	156,025
20,541	Minerva Neurosciences, Inc. (a)	257,790
49,222	NeoGenomics, Inc. (a)	755,558
53,654	Neos Therapeutics, Inc. (a)	260,222
40,728	Nuvectra Corp. (a)	895,201
5,093	PetIQ, Inc. (a)	200,206
57,076	Pfenex, Inc. (a)	291,658
15,560	Psychemedics Corp.	292,684
72,188	Quotient, Ltd. (a)	545,019

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

Shares	Security Description	Value
Health Care - 19.9% (continued)
41,900	RadNet, Inc. (a)	$630,595
9,115	Repligen Corp. (a)	505,518
10,206	Retrophin, Inc. (a)	293,218
52,447	SeaSpine Holdings Corp. (a)	816,075
42,180	Sientra, Inc. (a)	1,007,258
247,000	SIGA Technologies, Inc. (a)	1,701,830
8,716	STAAR Surgical Co. (a)	418,368
4,320	Supernus Pharmaceuticals, Inc. (a)	217,512
7,300	Surmodics, Inc. (a)	544,945
3,200	The Providence Service Corp. (a)	215,296
66,480	Veracyte, Inc. (a)	634,884
35,744	ViewRay, Inc. (a)	334,564
20,372	Viking Therapeutics, Inc. (a)	354,880
10,900	XOMA Corp. (a)	191,513
		22,217,471
Materials & Processing - 5.5%
22,900	American Vanguard Corp.	412,200
48,982	Ampco-Pittsburgh Corp. (a)	288,994
101,856	Aspen Aerogels, Inc. (a)	465,482
96,600	Intrepid Potash, Inc. (a)	346,794
7,400	Koppers Holdings, Inc. (a)	230,510
58,239	Landec Corp. (a)	838,642
12,010	Northern Technologies International Corp.	416,747
38,240	Northwest Pipe Co. (a)	755,240
9,400	Patrick Industries, Inc. (a)	556,480
30,700	PGT Innovations, Inc. (a)	663,120
25,582	Quanex Building Products Corp.	465,592
20,400	Verso Corp. (a)	686,868
		6,126,669
Producer Durables - 22.3%
13,670	Allied Motion Technologies, Inc.	744,058
13,800	American Outdoor Brands Corp. (a)	214,314
11,000	ArcBest Corp.	534,050
29,890	Argan, Inc.	1,285,270
18,200	CAI International, Inc. (a)	416,234
68,690	Cambium Learning Group, Inc. (a)	813,290
12,300	Columbus McKinnon Corp.	486,342
32,400	Commercial Vehicle Group, Inc. (a)	296,784
13,400	Covenant Transportation Group, Inc., Class A (a)	389,404
35,135	Energy Recovery, Inc. (a)	314,458
37,793	Full House Resorts, Inc. (a)	108,844
13,529	Gaming Partners International Corp. (a)	122,437
13,900	Global Brass & Copper Holdings, Inc.	512,910
16,670	GP Strategies Corp. (a)	280,889
6,269	Graham Corp.	176,598
144,342	Great Lakes Dredge & Dock Corp. (a)	894,920
37,544	Hamilton Beach Brands Holding Co.	823,715
80,414	IES Holdings, Inc. (a)	1,568,073
77,577	Kornit Digital, Ltd. (a)	1,698,936
86,413	Limbach Holdings, Inc. (a)	973,875
6,307	Marten Transport, Ltd.	132,762
5,900	Movado Group, Inc.	247,210
20,290	Patriot Transportation Holding, Inc. (a)	387,742
31,030	Perceptron, Inc. (a)	302,543
94,400	Rosetta Stone, Inc. (a)	1,877,616
115,918	Sharps Compliance Corp. (a)	399,917
9,900	SP Plus Corp. (a)	361,350
143,535	Sportsman's Warehouse Holdings, Inc. (a)	839,680
26,800	Star Bulk Carriers Corp. (a)	387,260
11,900	The Gorman-Rupp Co.	434,350
14,610	The Hackett Group, Inc.	294,391
24,300	Tilly's, Inc., Class A (a)	460,485
Shares	Security Description	Value
Producer Durables - 22.3% (continued)
24,300	Titan Machinery, Inc. (a)	$376,286
18,591	Transcat, Inc. (a)	424,804
20,874	Tutor Perini Corp. (a)	392,431
53,006	UFP Technologies, Inc. (a)	1,947,971
126,236	Universal Technical Institute, Inc. (a)	335,788
13,000	Vectrus, Inc. (a)	405,470
13,596	Vishay Precision Group, Inc. (a)	508,490
4,700	VSE Corp.	155,711
204,725	Yatra Online, Inc. (a)	1,142,366
52,323	YRC Worldwide, Inc. (a)	469,861
		24,939,885
Technology - 12.1%
80,108	Adesto Technologies Corp. (a)	476,642
15,300	Agilysys, Inc. (a)	249,390
5,081	AstroNova, Inc.	109,750
12,400	Attunity, Ltd. (a)	234,236
25,033	CalAmp Corp. (a)	599,791
21,534	Carbonite, Inc. (a)	767,687
24,900	Electro Scientific Industries, Inc. (a)	434,505
15,823	Five9, Inc. (a)	691,307
40,380	Ichor Holdings, Ltd. (a)	824,560
50,700	Inseego Corp. (a)	195,195
23,000	Kimball Electronics, Inc. (a)	451,950
75,644	Leaf Group, Ltd. (a)	756,440
84,653	Limelight Networks, Inc. (a)	424,958
50,633	MiX Telematics, Ltd., ADR	731,140
23,400	Net 1 UEPS Technologies, Inc. (a)	187,200
16,300	Nova Measuring Instruments, Ltd. (a)	428,853
37,705	Perficient, Inc. (a)	1,004,838
81,429	Photronics, Inc. (a)	802,076
35,575	PlayAGS, Inc. (a)	1,048,395
107,676	Quantenna Communications, Inc. (a)	1,986,622
20,600	Rudolph Technologies, Inc. (a)	503,670
104,550	Telaria, Inc. (a)	396,244
38,708	The Meet Group, Inc. (a)	191,605
		13,497,054
Utilities - 1.0%
98,000	Atlantic Power Corp. (a)	215,600
26,562	Boingo Wireless, Inc. (a)	927,014
		1,142,614
Total Common Stock (Cost $94,647,248)		109,524,132
Money Market Fund - 2.1%
2,394,947	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.98% (b)
	(Cost $2,394,947)	2,394,947
Investments, at value - 100.2% (Cost $97,042,195)		$111,919,079
Other Assets & Liabilities, Net - (0.2)%		(235,073)
Net Assets - 100.0%		$111,684,006

ADR	American Depositary Receipt
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$109,524,132
Level 2 - Other Significant Observable Inputs	2,394,947
Level 3 - Significant Unobservable Inputs	–
Total	$111,919,079

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 1, 2018